Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
12.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
Authorized Shares
At December 31, 2020, and September 30, 2021, the Company was authorized to issue 145,948,944 shares of redeemable convertible preferred stock with a par value of $0.001 per share (“Preferred Stock”). The following table summarizes details of Preferred Stock authorized, issued and outstanding as of December 31, 2020, and September 30, 2021:

Redeemable Convertible Preferred Stock Classes	December 31, 2020	September 30, 2021
Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,807,571 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $6,079 and $6,247 at December 31, 2020 and September 30, 2021 respectively	$4,411	$4,411
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $18,224 and $18,913 at December 31, 2020 and September 30, 2021 respectively	11,438	11,438
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized 8,629,505 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $28,952 and $30,149 at December 31, 2020 and September 30, 2021 respectively	19,917	19,917
Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $22,567 and $23,656 at December 31, 2020 and September 30, 2021 respectively	18,671	18,671
Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2020 and September 30, 2021 Liquidation preference of $65,014 and $68,379 at December 31, 2020 and September 30, 2021 respectively	55,851	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding and as of December 31, 2020 and September 30, 2021 Liquidation preference of $113,736 and $120,261 at December 31, 2020 and September 30, 2021 respectively	108,499	108,499

Total	$218,787	$218,787

The Company’s Preferred Stock have the followings rights and privileges:
Voting Rights
The holders of each share of Preferred Stock (“Preferred Stockholders”) generally have the right to one vote for each share of common stock into which such Preferred Stock could then convert. On matters on which the holders of shares of a particular series of Preferred Stock have the right to vote separately as a single class, such holders have the right to one vote per share of Preferred Stock of that particular series.
Optional Conversion
Each share of Preferred Stock is convertible into common stock at any time at the option of the holder. Each share will be converted into such number of shares of common stock as is determined by dividing the applicable original issuance price by the applicable conversion price in effect at the time of the conversion. The conversion price is subject to adjustment upon the happening of specified events, including the issuance or deemed issuance of certain additional shares of common stock, stock splits and combinations, dividends, distributions, mergers and reorganizations. The original issuances prices of the shares of Series
A-1,
Series
A-2,
Series
A-3,
Series B, Series C and Series D Preferred Stock are $1.5300, $1.645, $2.3185, $0.8565, $1.5946 and $1.8118, respectively. As of December 31, 2020, and September 30, 2021, the Series
A-1,
Series
A-2,
Series
A-3,
Series B, Series C and Series D conversion prices are $1.2100, $1.2700, $1.6300, $0.8565, $1.5946 and $1.8118 per share, respectively. As such, the shares of Preferred Stock convert on a one-for-one basis,
except that the shares of Series
A-1,
Series
A-2
and Series
A-3
Preferred Stock convert at the rates of approximately 1.26446, 1.29528 and 1.42239 shares of common stock, respectively, per share of Preferred Stock.
Conversion is mandatory at the earlier of the closing of a firm commitment underwritten public offering of the Company’s common stock at a price of at least $5.4354 per share and with net proceeds to the Company of at least $75,000 or at the election of the holders of a majority of the outstanding shares of Series D Preferred Stock.
Dividends
The holders of Series
A-1
Preferred Stock are entitled to receive cumulative dividends that accrue at an annual rate of approximately 5%. The holders of Series
A-2,
Series A-3, Series B, Series C and Series D Preferred Stock are entitled to receive cumulative dividends that accrue at an annual rate of approximately 8%. Dividends are payable only when, as and if declared by the Board of Directors. In the event the Company declares, pays, or sets aside any dividends on shares of any class of capital stock of the Company, other than dividends on shares of common stock payable in shares of common stock, the holders of Preferred Stock will be entitled to receive, before or at the same time as such dividends, a dividend on each outstanding share of Preferred Stock in the amount of the accruing dividends unpaid as of such date as well as a comparable dividend on an as-converted
basis. As of December 31, 2020, and September 30, 2021, no dividends had been declared.
Redemption
The Company’s Preferred Stock may only be redeemed upon a deemed liquidation event as described in the Company’s certificate of incorporation. Upon redemption, holders of shares of Preferred Stock of a particular series are entitled to receive a redemption amount equal to the original issue price of the shares of that series, plus any accrued but unpaid dividends and any declared but unpaid dividends for the shares of that series, subject to the terms summarized in the “Liquidation Preference” section below.
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of Preferred Stock of a particular series are entitled to receive an amount per share equal to the greater of (i) the original issuance price of the shares of Preferred Stock of that series, plus any accruing dividends that are unpaid, whether or not declared, plus any other dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had such shares of Preferred Stock been converted into common stock. Such liquidating distributions are payable first, to the holders of shares of Series D Preferred
Stock, second, to the holders of shares of Series C Preferred Stock and Series B Preferred Stock on a pari passu basis, third, to the holders of shares of Series A Preferred Stock on a pari passu basis, and finally, to the holders of shares of common stock. If insufficient assets and funds are available to permit payment of the full amount of the applicable liquidation preference payable to the holders of any series of Preferred Stock (or group of series payable on a pari passu basis), then all available assets and funds will be distributed to the holders of such series (or group of series) on a pro rata basis, taking into account the order of priority set forth in the previous sentence.
After payment in full to the Preferred Stockholders, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution on a pro rata basis based on the number of shares held.

11.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
The Company has issued Series
A-1
redeemable convertible Preferred Stock (the “Series
A-1
Preferred Stock”), Series
A-2
redeemable convertible Preferred Stock (the “Series
A-2
Preferred Stock”), Series
A-3
redeemable convertible Preferred Stock (the “Series
A-3
Preferred Stock” and together with the Series
A-1
Preferred Stock and the Series
A-2
Preferred Stock, the “Series A Preferred Stock”), Series B redeemable convertible Preferred Stock (the “Series B Preferred Stock”), Series C redeemable convertible Preferred Stock (the “Series C Preferred Stock”) and Series D redeemable convertible Preferred Stock (the “Series D Preferred Stock”), all of which are collectively referred to as the “Preferred Stock.”
From inception through December 31, 2017, the Company issued and sold 39,676,122 shares of Preferred Stock (Series
A-1,
A-2,
A-3,
and B) for total proceeds of $54,786. Issuance costs associated with these issuances were $349.
Series C Preferred Stock –
On December 7, 2018, the Company entered into a stock purchase agreement for the Series C Preferred Stock. As part of the initial closing, through December 2018, the Company issued and sold 26,182,114 shares of Series C Preferred Stock at a price of $1.5946 per share, resulting in gross proceeds of $41,750. Issuance costs associated with the Series C Preferred Stock initial closing were $77. Through August 2019, as part of additional closings, the Company issued and sold 8,910,069 shares of Series C Preferred Stock at a price of $1.5946 per share, for gross proceeds of $14,208. Issuance costs associated with the Series C Preferred Stock additional closings were $30.
Series D Preferred Stock
 —
In June 2020, the Company issued and sold 56,601,159 shares of Series D Preferred Stock at a price of $1.8118 per share. In July 2020, the Company issued and sold an additional 3,583,173 shares of Series D Preferred Stock at a price of $1.8118 per share, resulting in aggregate gross cash proceeds of $109,042. Issuance costs associated with the Series D Preferred Stock closings were $543, of which $357 represents non-cash
stock issuance costs associated with the Series D warrants discussed in Note 10.
At December 31, 2019, and 2020, the Company’s convertible Preferred Stock consisted of the following:

	AS OF DECEMBER 31, 2019
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A-1	2,865,698	2,807,571	$4,411	$5,858	3,550,068
Series A-2	7,018,203	6,993,693	11,438	17,302	9,058,757
Series A-3	8,647,679	8,629,505	19,917	27,347	12,274,540
Series B	21,245,353	21,245,353	18,671	21,108	21,245,353
Series C	35,152,184	35,092,183	55,851	60,470	35,092,183

	74,929,117	74,768,305	$110,288	$132,085	81,220,901

	AS OF DECEMBER 31, 2020
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A-1	2,865,698	2,807,571	$4,411	$6,079	3,550,068
Series A-2	7,018,203	6,993,693	11,438	18,224	9,058,757
Series A-3	8,647,679	8,629,505	19,917	28,952	12,274,540
Series B	21,245,353	21,245,353	18,671	22,567	21,245,353
Series C	35,152,184	35,092,183	55,851	65,014	35,092,183
Series D	71,019,827	60,184,332	108,499	113,736	60,184,332

	145,948,944	134,952,637	$218,787	$254,572	141,405,233

The Company’s Preferred Stock have the followings rights and privileges:
Voting Rights
The holders of each share of Preferred Stock (“Preferred Stockholders”) generally have the right to one vote for each share of common stock into which such Preferred Stock could then convert. On matters on which the holders of shares of a particular series of Preferred Stock have the right to vote separately as a single class, such holders have the right to one vote per share of Preferred Stock of that particular series.
Optional Conversion
Each share of Preferred Stock is convertible into common stock at any time at the option of the holder. Each share will be converted into such number of shares of common stock as is determined by dividing the applicable original issuance price by the applicable conversion price in effect at the time of the conversion. The conversion price is subject to adjustment upon the happening of specified events, including the issuance or deemed issuance of certain additional shares of common stock, stock splits and combinations, dividends, distributions, mergers and reorganizations. The original issuances prices of the shares of
Series A-1,
Series A-2,
Series A-3,
Series B, Series C and Series D Preferred Stock are $1.5300, $1.645, $2.3185, $0.8565, $1.5946 and 1.8118, respectively. As of December 31, 2019, and 2020, the
Series A-1,
Series A-2,
Series A-3,
Series B and Series C conversion prices are $1.2100, $1.2700, $1.6300, $0.8565, and $1.5946 per share, respectively. As of December 31, 2020, the Series D conversion price is $1.8118. As such, the shares of Preferred Stock convert on a one-for-one basis,
except that the shares of
Series A-1,
Series A-2
and
Series A-3
Preferred Stock convert at the rates of approximately 1.26446, 1.29528 and 1.42239 shares of common stock, respectively, per share of Preferred Stock.
Conversion is mandatory at the earlier of the closing of a firm commitment underwritten public offering of the Company’s common stock at a price of at least $5.4354 per share and with net proceeds to the Company of at least $75,000 or at the election of the holders of a majority of the outstanding shares of Series D Preferred Stock.
Dividends
The holders of Series
A-1
Preferred Stock are entitled to receive cumulative dividends that accrue at an annual rate of approximately 5%. The holders of
Series A-2,
Series A-3,
Series B, Series C and Series D Preferred Stock are entitled to receive cumulative dividends that accrue at an annual rate of approximately 8%. Dividends are payable only when, as and if declared by the Board of Directors. In the event the

Company declares, pays, or sets aside any dividends on shares of any class of capital stock of the Company, other than dividends on shares of common stock payable in shares of common stock, the holders of Preferred Stock will be entitled to receive, before or at the same time as such dividends, a dividend on each outstanding share of Preferred Stock in the amount of the accruing dividends unpaid as of such date as well as a comparable dividend on an as-converted
basis. As of December 31, 2019, and 2020, no dividends had been declared.
Redemption
The Company’s Preferred Stock may only be redeemed upon a deemed liquidation event as described in the Company’s certificate of incorporation. Upon redemption, holders of shares of Preferred Stock of a particular series are entitled to receive a redemption amount equal to the original issue price of the shares of that series, plus any accrued but unpaid dividends and any declared but unpaid dividends for the shares of that series, subject to the terms summarized in the “Liquidation Preference” section below.
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company, the holders of shares of Preferred Stock of a particular series are entitled to receive an amount per share equal to the greater of (i) the original issuance price of the shares of Preferred Stock of that series, plus any accruing dividends that are unpaid, whether or not declared, plus any other dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had such shares of Preferred Stock been converted into common stock. Such liquidating distributions are payable first, to the holders of shares of Series D Preferred Stock, second, to the holders of shares of Series C Preferred Stock and Series B Preferred Stock on a pari passu basis, third, to the holders of shares of Series A Preferred Stock on a pari passu basis, and finally, to the holders of shares of common stock. If insufficient assets and funds are available to permit payment of the full amount of the applicable liquidation preference payable to the holders of any series of Preferred Stock (or group of series payable on a pari passu basis), then all available assets and funds will be distributed to the holders of such series (or group of series) on a pro rata basis, taking into account the order of priority set forth in the previous sentence.
After payment in full to the Preferred Stockholders, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution on a pro rata basis based on the number of shares held.